Risk Management and Financial Instruments - Schedule of Assets and Liabilities Exposed to Floating Interest Rates (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Net exposure to the CDI / FED rate:
Net exposure to the CDI / FED rate	$ 209,414	$ (363,254)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(893,428)	104,006
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(256,067)	(205,262)
CDB-DI (Bank certificates of deposit) / Overnight investments [Member]
Net exposure to the CDI / FED rate:
Net exposure to the CDI / FED rate	832,077	760,300
CME Margin investments [Member]
Net exposure to the CDI / FED rate:
Net exposure to the CDI / FED rate	523,583	104,000
Related party transactions [Member]
Net exposure to the CDI / FED rate:
Net exposure to the CDI / FED rate	(162,765)	527
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(50,224)	77,355
Credit note - export [Member]
Net exposure to the CDI / FED rate:
Net exposure to the CDI / FED rate	(1,364)	(1,704)
National treasury bills [Member]
Net exposure to the CDI / FED rate:
Net exposure to the CDI / FED rate	68,347	58,757
Livestock financing - Pre [Member]
Net exposure to the CDI / FED rate:
Net exposure to the CDI / FED rate	(114,174)
Subtotal [Member]
Net exposure to the CDI / FED rate:
Net exposure to the CDI / FED rate	1,145,704	921,880
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(1,708,422)	(1,046,679)
Derivatives (Swap) [Member]
Net exposure to the CDI / FED rate:
Net exposure to the CDI / FED rate	(936,290)	(1,285,134)
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	814,994	1,150,685
Margin cash [Member]
Net exposure to the IPCA rate:
Net exposure to the IPCA rate		3,867
Treasury bills [Member]
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	48,401	35,127
CRA - Agribusiness Credit Receivable Certificates [Member]
Net exposure to the IPCA rate:
Net exposure to the IPCA rate	(1,706,599)	(1,163,028)
Export credit note [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	(251,707)	(102,367)
Working Capital [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate		(100,296)
Prepayment - exchange agreement [Member]
Liabilities exposure to the SOFR rate:
Liabilities exposure to the SOFR rate	$ (4,360)	$ (2,599)